Equity-based participation plans for employees (Details 2) - Select outside North America Pure in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	1.7	2.6
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 63.6	$ 62.0
Number of share options exercised or sold	(1.2)	(0.9)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 62.6	$ 58.9
Number of share options outstanding at end of period	0.5	1.7
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 66.0	$ 63.6
Number of share options exercisable	0.5	1.7
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 66.0	$ 63.6
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 86.1